Appendix 2 Additional Information No. 715 of February 3, 2012 - Summary of Trade and Other Receivables by Type of Portfolio (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2021 CLP ($) customer	Dec. 31, 2020 CLP ($) customer
Trade And Other Receivables [Line Items]
Number of Customers | customer	3,232	3,018
Gross Amount | $	$ 688,185,127	$ 554,886,639
Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	2,931,376	2,095,963
Gross Amount | $	$ 767,267,370	$ 668,701,089
Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	75,941	106,133
Gross Amount | $	$ 370,272,337	$ 239,638,843
Gross Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	3,007,317	2,202,096
Gross Amount | $	$ 1,137,539,707	$ 908,339,932
Current Portfolio [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	2,230,792	1,466,900
Gross Amount | $	$ 527,654,070	$ 523,805,724
Current Portfolio [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	26,165	52,534
Gross Amount | $	$ 361,525,567	$ 231,101,548
Current Portfolio [Member] | Gross Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	2,256,957	1,519,434
Gross Amount | $	$ 889,179,637	$ 754,907,272
1-30 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	102,883	395,186
Gross Amount | $	$ 73,364,730	$ 34,812,023
1-30 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	6,645	20,715
Gross Amount | $	$ 1,106,430	$ 1,572,994
1-30 days [Member] | Gross Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	109,528	415,901
Gross Amount | $	$ 74,471,160	$ 36,385,017
31-60 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	43,856	80,032
Gross Amount | $	$ 21,393,764	$ 9,839,311
31-60 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	4,206	6,815
Gross Amount | $	$ 1,057,015	$ 2,567,881
31-60 days [Member] | Gross Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	48,062	86,847
Gross Amount | $	$ 22,450,779	$ 12,407,192
61 - 90 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	8,738	33,889
Gross Amount | $	$ 8,935,098	$ 6,030,130
61 - 90 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	1,030	3,116
Gross Amount | $	$ 707,160	$ 507,384
61 - 90 days [Member] | Gross Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	9,768	37,005
Gross Amount | $	$ 9,642,258	$ 6,537,514
91 - 120 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	21,811	20,530
Gross Amount | $	$ 8,855,902	$ 6,763,017
91 - 120 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	3,267	2,021
Gross Amount | $	$ 311,117	$ 137,724
91 - 120 days [Member] | Gross Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	25,078	22,551
Gross Amount | $	$ 9,167,019	$ 6,900,741
121 to 150 days | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	12,729	14,558
Gross Amount | $	$ 12,958,406	$ 6,398,089
121 to 150 days | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	2,739	1,478
Gross Amount | $	$ 763,841	$ 1,148,881
121 to 150 days | Gross Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	15,468	16,036
Gross Amount | $	$ 13,722,247	$ 7,546,970
151-180 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	12,155	14,025
Gross Amount | $	$ 11,029,547	$ 5,653,084
151-180 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	3,938	1,393
Gross Amount | $	$ 618,886	$ 1,402,958
151-180 days [Member] | Gross Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	16,093	15,418
Gross Amount | $	$ 11,648,433	$ 7,056,042
181-210 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	6,683	9,955
Gross Amount | $	$ 7,587,824	$ 3,625,873
181-210 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	2,759	1,311
Gross Amount | $	$ 920,198	$ 243,359
181-210 days [Member] | Gross Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	9,442	11,266
Gross Amount | $	$ 8,508,022	$ 3,869,232
211-250 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	7,367	8,864
Gross Amount | $	$ 10,185,568	$ 3,314,300
211-250 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	1,353	1,526
Gross Amount | $	$ 524,385	$ 225,402
211-250 days [Member] | Gross Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	8,720	10,390
Gross Amount | $	$ 10,709,953	$ 3,539,702
More than 251 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	484,362	52,024
Gross Amount | $	$ 85,302,461	$ 68,459,538
More than 251 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	23,839	15,224
Gross Amount | $	$ 2,737,738	$ 730,712
More than 251 days [Member] | Gross Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	508,201	67,248
Gross Amount | $	$ 88,040,199	$ 69,190,250